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                     UNITED STATES                           OMB APPROVAL
          SECURITIES AND EXCHANGE COMMISSION          --------------------------
                 Washington, D.C.  20549              OMB Number:      3235-0456
                                                      Expires:   August 31, 2000
                                                      Estimated average burden
                                                      Hours per response.......1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 Read instructions at end of Form before preparing Form.

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   1.    Name and address of issuer:

         PaineWebber Municipal Money Market Series
         51 West 52nd Street
         New York, NY 10019-6114

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   2.   The name of each series or  class of  securities f or which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/

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   3.   Investment Company Act File Number:

                 811-6173

        Securities Act File Number:

                 33-36766

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   4(a). Last day of fiscal year for which this Form is filed:

                  June 30, 2000

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   4(b). /  /   Check box if  this  Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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   4(c). /  /   Check box if  this  is the  last time  the issuer will be filing this Form.

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


   5. Calculation of registration fee:

         (i)     Aggregate sale price of                     $       624,082,260
                 securities sold during the                   ------------------
                 fiscal year pursuant to
                 section 24(f):

         (ii)    Aggregate price of
                 securities redeemed or          $      593,778,319
                 repurchased during the           ------------------
                 fiscal year

         (iii)   Aggregate price of
                 securities redeemed or
                 repurchased during any PRIOR
                 fiscal year ending no
                 earlier than October 1, 1995    $       66,744,857
                 that were not previously         -----------------
                 used to reduce registration
                 fees payable to the
                 Commission:

         (iv)    Total available redemption credits        - $       660,523,176
                 [add Items 5(ii) and 5(iii)]:                ------------------

         (v)     Net sales - if Item 5(i) is
                 greater than Item 5(iv)                     $                 0
                 [subtract Item 5(iv) from                    ------------------
                 Item 5(i)]:

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         (vi)    Redemption credits available
                 for use in future years --      $(      36,440,916)
                 if Item 5(i) is less than         ----------------
                 Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

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         (vii)   Multiplier for determining
                 registration fee (See
                 Instruction C.9):
                                                           = $          0.000264
         (viii)  Registration fee due                         ------------------
                 [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no fee
                 is due):                                  = $                 0
                                                              ------------------

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   6.    Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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   7.    Interest due - if this  Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                              + $              0
                                                              ------------------

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   8.    Total of the amount of the  registration fee due plus any  interest due
         [line 5(viii) plus line 7]:

                                                              = $              0
                                                              ==================

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


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   9.   Date the  registration fee  and any  interest  payment  was sent  to the
        Commission's lockbox depository:


                         Method of Delivery:

                                           /  /         Wire Transfer

                                           /  /         Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John J. Lee
                           --------------------------------------
                           John J. Lee
                           --------------------------------------
                           Vice President and Assistant Treasurer
                           --------------------------------------

Date:     September 26, 2000
          ------------------

  *Please print the name and title of the signing officer below the signature.


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